SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule Of Depreciation Rates [Table Text Block]

%

Computers, software, manufacturing, laboratory equipment and demonstration equipment (*)	10 - 50 (mainly 33)
Office furniture, equipment	6- 30 (mainly 15)
Leasehold improvements	The shorter of the term of the lease or the useful life of the asset

(*)
Demonstration equipment consists of systems for use in marketing and selling activities. Demonstration equipment is generally not held for sale and is recorded as property, plant and equipment. The demonstration equipment is amortized on a straight-line method over their estimated economic life not to exceed two years.

Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule Of Movement In Valuation Allowances And Reserves [Table Text Block]

	December 31,
	2012	2011	2010

Balance at the beginning of the year	$5,478	$7,704	$7,561
Charged to expenses, net of recoveries	1,782	(847)	2,783
Write-off	(523)	(1,443)	(2,110)
Exchange rate	55	64	(530)

Balance at the end of the year	$6,792	$5,478	$7,704

Warranty Reserves [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule Of Movement In Valuation Allowances And Reserves [Table Text Block]

	December 31,
	2012	2011	2010

Warranty provision at the beginning of the year	$6,514	$6,854	$2,679
Warranty accounts related to the acquisition of Candela	-	-	3,980
Warranty accounts related to the acquisition of Ultrashape	44	-	-
Charged to costs and expenses relating to new sales	9,058	7,856	8,202
Costs of product warranty claims	(8,419)	(8,196)	(8,007)

Warranty provision at the end of the year	$7,197	$6,514	$6,854